Dividends paid and proposed	12 Months Ended
Dec. 31, 2021
Dividends paid and proposed
Dividends paid and proposed
25.	Dividends paid and proposed

Dividends paid and proposed by the Group to the shareholders of the parent are presented below:

	2019	2020	2021
Proposed, declared and approved during the year:
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062 or U.S.$ 0.82 per share			5,179
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share		4,797
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.84 per share	3,366
Paid during the period*:
2021: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share, Interim dividend for 2021: U.S.$ 51,197,062or U.S.$ 0.82 per share			5,211
2020: Final dividend for 2019: U.S.$ 13,667,632 or U.S.$ 0.22 per share, Interim dividend for 2020: U.S.$ 50,489,929 or U.S.$ 0.81 per share		4,804
2019: Interim dividend for 2019: U.S.$ 51,969,316 or U.S.$ 0.84 per share	3,392
Proposed for approval (not recognized as a liability as of December 31):
2021: Final dividend for 2021: —			—
2020: Final dividend for 2020: U.S.$ 19,347,534 or U.S.$ 0.31 per share		1,411
2019: Final dividend for 2019: U.S.$ 13,660,424 or U.S.$ 0.22 per share	1,011
Dividends payable as of December 31	—	—	—

*    The difference between paid and declared dividends represents foreign exchange movement